Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance	$ 14,807	$ 14,848
Earnings	337	354
Premiums on existing policies	54	60	$ 68
Annuity payments received	(34)	(5)	(8)
Net proceeds from life insurance claim	(259)	(450)
Balance	14,905	14,807	14,848
Life Insurance [Member]
Balance	14,397	14,462
Earnings	321	339
Premiums on existing policies	41	46
Net proceeds from life insurance claim	(259)	(450)
Balance	14,500	14,397	14,462
Deferred Annuities [Member]
Balance	410	381
Earnings	16	15
Premiums on existing policies	13	14
Annuity payments received	(34)
Balance	$ 405	410	381
Payout Annuities [Member]
Balance		5
Annuity payments received		$ (5)
Balance			$ 5